Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost
Total cost	$ 155,103	$ 120,164
Foreign exchange movement	(2,389)	(6,578)
Accumulated amortization	(84,898)	(67,037)
Foreign exchange movement Accumulated Amortization	1,423	3,483
Net book value	71,628	56,610
Customer relationships acquired
Cost
Total cost	91,230	92,110
Technology asset acquired
Cost
Total cost	11,169	11,169
Order backlog
Cost
Total cost	18,208	18,574
Trade names/ brands acquired
Cost
Total cost	2,766	3,075
Volunteer list acquired
Cost
Total cost	1,325	1,325
Non-compete arrangements
Cost
Total cost	489	489
Mapi intangible asset
Cost
Total cost	$ 32,305	$ 0